Deferred contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) Capitalized Contract Costs [Roll Forward]
Balance at the beginning of the year	$ 11,525	$ 6,314
Capitalization of deferred contract costs	13,350	9,724
Amortization of deferred contract costs	(7,197)	(4,513)
Balance at the end of the year	$ 17,678	$ 11,525